Fair Value Measurements - Summary of Fair Value of Financial Liabilities Measured and Recorded at Amortized Cost (Detail) - Fair Value, Measurements, Recurring [Member]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Trust Borrowings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	¥ 50,000,000	$ 7,272,197	¥ 50,000,000
Securitization Debts Payable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	146,702,116	21,336,938	141,444,141
Short-term borrowings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term debt	660,000,000	95,993,020
Long-term Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	19,202,803	2,792,932
Factoring and Subleasing Debt Payables [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	128,068,458	18,626,785
Co-financing Debt Payables [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	596,014,014	86,686,643
Observable Input (Level 2) [Member] | Trust Borrowings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	50,000,000	7,272,197	50,000,000
Observable Input (Level 2) [Member] | Securitization Debts Payable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	146,702,116	21,336,938	¥ 141,444,141
Observable Input (Level 2) [Member] | Short-term borrowings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term debt	660,000,000	95,993,020
Observable Input (Level 2) [Member] | Long-term Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	19,202,803	2,792,932
Observable Input (Level 2) [Member] | Factoring and Subleasing Debt Payables [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	128,068,458	18,626,785
Observable Input (Level 2) [Member] | Co-financing Debt Payables [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	¥ 596,014,014	$ 86,686,643